CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited) (Q2) - USD ($)		1 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended				11 Months Ended	12 Months Ended
		Jan. 31, 2017	Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Operating costs			$ 614,652		$ 106,063		$ 1,027,825		$ 332,819			$ 1,621
Operating expenses:
Operating income (loss)			(614,652)		(106,063)		(1,027,825)		(332,819)			(1,621)
Other income:
Interest income			708,882		340,465		1,193,551		402,131			0
(Loss) income before income taxes			94,230		234,402		165,726		69,312			(1,621)
Income tax provision (benefit)			(144,675)		(109,457)		(245,412)		(109,457)			0
Net (loss) income			$ (50,445)		$ 124,945		$ (79,686)		$ (40,145)			(1,621)
Weighted average shares outstanding
Basic (in shares)	[1]		7,783,551		7,070,173		7,783,163		7,426,344
Diluted (in shares)			7,783,551	[1]	21,321,280		7,783,163	[1]	7,426,334	[1]
Net income (loss) per common share
Basic (in dollars per share)			$ (0.01)		$ 0.02		$ (0.01)		$ (0.01)
Diluted (in dollars per share)			$ (0.01)		$ 0.01		$ (0.01)		$ (0.01)
Intermex Holdings, Inc. and Subsidiaries [Member]
Revenues:
Wire transfer and money order fees			$ 59,367,955		$ 45,259,255	$ 71,584,634	$ 107,222,338				$ 169,795,746
Foreign exchange			10,585,269		8,202,907	13,277,182	18,316,053				30,014,304
Other income			426,167		315,182	516,012	797,033
Total revenues			70,379,391		53,777,344	85,377,828	126,335,424				201,039,131
Operating expenses:
Service charges from agents and banks			46,323,264		35,995,569	56,761,860	84,259,931				135,455,304
Salaries and benefits			7,441,220		5,877,726	10,411,401	13,673,403				21,954,005
Other selling, general and administrative expenses			4,183,193		3,737,922	6,236,771	8,183,517				16,470,615
Transaction costs			2,553,301		2,000	6,212,602	4,014,311				8,705,501
Depreciation and amortization			3,818,126		4,526,650	7,503,944	7,607,374				16,644,821
Total operating expenses			64,319,104		50,139,867	87,126,578	117,738,536				199,230,246
Operating income (loss)			6,060,287		3,637,477	(1,748,750)	8,596,888				1,808,885
Other income:
Interest expense			3,392,043		2,120,240	3,494,828	6,675,933				11,447,936
(Loss) income before income taxes			2,668,244		1,517,237	(5,243,578)	1,920,955				(9,639,051)
Income tax provision (benefit)			823,889		243,754	1,244,206	616,372				534,402
Net (loss) income			1,844,355		1,273,483	(6,487,784)	1,304,583				(10,173,453)
Other comprehensive (loss) income			(36,190)		12,177	15,131	(15,101)				(2,371)
Comprehensive (loss) income			$ 1,808,165		$ 1,285,660	$ (6,472,653)	$ 1,289,482				$ (10,175,824)
Predecessor Company [Member] | Intermex Holdings, Inc. and Subsidiaries [Member]
Revenues:
Wire transfer and money order fees		$ 11,876,919										138,467,934	$ 105,515,500
Foreign exchange		2,449,709										25,781,882	17,596,590
Other income		98,715
Total revenues		14,425,343										165,394,491	124,199,313
Operating expenses:
Service charges from agents and banks		9,440,774										107,967,505	81,746,818
Salaries and benefits		4,530,308										17,261,125	14,307,184
Other selling, general and administrative expenses		1,063,379										13,711,270	9,898,985
Transaction costs		3,917,188										900,530	1,609,034
Depreciation and amortization		381,746										2,530,334	2,453,454
Total operating expenses		19,333,395										142,370,764	110,015,475
Operating income (loss)		(4,908,052)										23,023,727	14,183,838
Other income:
Interest expense		613,742										9,540,046	4,234,371
(Loss) income before income taxes		(5,521,794)										13,483,681	9,949,467
Income tax provision (benefit)		(2,203,373)										4,083,655	4,191,643
Net (loss) income		(3,318,421)										9,400,026	5,757,824
Other comprehensive (loss) income		(2,453)										109,920	(56,582)
Comprehensive (loss) income		$ (3,320,874)										$ 9,509,946	$ 5,701,242

[1]	This number excludes an aggregate of up to 16,104,738 shares and 16,127,226 shares subject to possible redemption at June 30, 2018 and 2017, respectively.